Debt, HSBC Facility (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 EUR (€) Installment	Dec. 31, 2025 USD ($) Installment	Feb. 07, 2023 EUR (€)
Debt Instrument [Line Items]
Minimum term of time charter assigned as security	12 months	12 months
HSBC Facility [Member]
Debt Instrument [Line Items]
Face amount			€ 14,340,000
Number of payment installments | Installment	28	28
Frequency of periodic payment	quarterly	quarterly
Installment payment	€ 358,500
Balloon payment payable at maturity	€ 4,302,000
Asset cover ratio up to August 2025	167.00%	167.00%
Asset cover ratio from August 2025 to August 2027	182.00%	182.00%
Asset cover ratio from August 2027 onwards	200.00%	200.00%
Minimum term of time charter assigned as security	30 days	30 days
Term for minimum free liquidity of interest service	3 months	3 months
Minimum liquid funds | $		$ 12,000
Term of variable rate	3 months	3 months
Basis spread on variable rate	2.30%	2.30%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	EURIBOR [Member]	EURIBOR [Member]
HSBC Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt servicing coverage ratio	1.2	1.2